1875 K Street, NW

Washington, DC 20006

Tel: 202 303 1000

Fax: 202 303 2000

VIA EDGAR

August 27, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	The Reserve Fund
Securities Act File No. 002-36429
Investment Company Act File No. 811-02033

Ladies and Gentlemen:

On behalf of The Reserve Fund (the “Trust”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), hereby transmitted for filing with the Securities and Exchange Commission (the “SEC”) is Post-Effective Amendment No. 86 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 56 to the Trust’s Registration Statement under the Investment Company Act of 1940 (the “1940 Act”) (the “Amendment”).

The purpose of the Amendment is register a new class of shares for each of Primary II Fund and U.S. Government II Fund that will be offered to institutional investors.  The disclosure relating to the new class in the sections of the Prospectus entitled “Your Account” (including “How to Buy Shares,” “How to Sell Shares” and “Frequent Purchases and Redemptions”) and “Shareholder Services” have been revised to remove language specific to offering shares to retail investors but are in other respects substantially similar to those sections in the prospectus of another series of a fund in the Reserve Fund complex (Reserve Yield Plus Fund - Reserve Short-Term Investment Trust) that were reviewed by the Staff in July 2007.  The statement of additional information is substantially similar to the statement of additional information that was filed by the Trust on behalf of Primary II Fund and U.S. Government Fund on September 28, 2006.  Consequently, on behalf of the Trust, I hereby request selective review of the Amendment.

Any questions or comments on the Amendment should be directed to the undersigned at (202) 303-1262.

Very truly yours,

/s/ David Joire

Enclosures

cc:	Christina M. Massaro, Reserve Short Term Investment Trust
Rose F. DiMartino, Esq., Willkie Farr & Gallagher LLP